Schedule II Valuation and Qualifying Accounts (Detail) (Allowance for customer receivables, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Allowance for customer receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 8,141	$ 8,628	$ 7,425
Charges to Costs and Expenses	1,790	39	1,392
Charges to Other Accounts	584	352	1,335
Deductions	(2,688)	(878)	(1,524)
Balance at End of Period	$ 7,827	$ 8,141	$ 8,628